Revenue - Summary of Company's Net Revenue (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxes	R$ (264)	R$ (154)	R$ (6)
Returns and discounts	(30,456)	(35,445)	(27,763)
Net revenue	380,981	244,382	159,270
Revenue from contracts with customers	380,981	244,382	159,270
Revenue from contracts with customers	380,981	244,382	159,270
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	380,981	244,382	159,270
Revenue from contracts with customers	380,981	244,382	159,270
Educational content [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	407,599	277,596	186,838
Revenue from contracts with customers	377,143	242,086	159,075
Revenue from contracts with customers	377,143	242,086	159,075
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	4,102	2,385	201
Revenue from contracts with customers	3,838	2,296	195
Revenue from contracts with customers	3,838	2,296	195
Core segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	303,031	218,957	159,270
Revenue from contracts with customers	303,031	218,957	159,270
Core segments [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	303,031	218,957	159,270
Revenue from contracts with customers	303,031	218,957	159,270
Core segments [member] | Educational content [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	299,203	216,661	159,075
Revenue from contracts with customers	299,203	216,661	159,075
Core segments [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,828	2,296	195
Revenue from contracts with customers	3,828	2,296	R$ 195
Supplemental segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	77,950	25,425
Revenue from contracts with customers	77,950	25,425
Supplemental segments [member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	77,950	25,425
Revenue from contracts with customers	77,950	25,425
Supplemental segments [member] | Educational content [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	77,940	25,425
Revenue from contracts with customers	77,940	R$ 25,425
Supplemental segments [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10
Revenue from contracts with customers	R$ 10